Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Accounting Policies and General Information [Line Items]
Reclassification of tax indemnification assets from other current assets to other long-term assets													$ 3,772,000
Uninsured cash balances		$ 9,763,000										$ 9,763,000
Allowance for doubtful accounts		1,623,000				$ 768,000						1,623,000	768,000	$ 795,000	$ 564,000
Self-insured retention per occurrence including defense expense		500,000										500,000
Employee medical coverage, annual claims per employee		275,000										275,000
Employee medical stop loss coverage limit												275,000
Health expenses												27,807,000	23,744,000	21,669,000
Accrued health benefit liability		4,739,000				3,899,000						4,739,000	3,899,000
Accrued workers' compensation claims		962,000				970,000						962,000	970,000
Unrecognized tax benefits, including interest and penalties	$ 2,900,000	2,895,000				4,202,000				$ 2,900,000		2,895,000	4,202,000
Advertising costs												4,118,000	3,623,000	3,133,000
Research and development costs	1,199,000	1,052,000	$ 1,330,000	$ 1,294,000	$ 1,139,000	362,000	$ 1,485,000	$ 1,678,000	$ 1,581,000	3,360,000	$ 3,763,000	$ 4,815,000	$ 5,106,000	$ 8,275,000
Dividend rate assumed for outstanding stock option												0.00%	0.00%	0.00%
Net foreign currency transaction losses												$ 90,000	$ 18,000	$ 283,000
Fair Value, Inputs, Level 2 [Member]
Accounting Policies and General Information [Line Items]
Estimated carrying and fair values of financial instruments recognized and measured at fair value including foreign currency forward contracts		89,000				0						$ 89,000	0
Maximum [Member]
Accounting Policies and General Information [Line Items]
Stock compensation expense is recorded over the term associated stock option grants												10 years
Accounting Standards Update 2015-03 [Member] | Other long-term assets [Member]
Accounting Policies and General Information [Line Items]
Reclassification of debt issuance cost from long term assets to reduction in long term debt		(3,505,000)				(5,426,000)						$ (3,505,000)	(5,426,000)
Senior Secured Notes [Member]
Accounting Policies and General Information [Line Items]
Debt issuance costs	$ 0	3,505,000				5,426,000				$ 0		3,505,000	5,426,000
Senior secured notes, fair value		185,850,000				209,100,000						185,850,000	209,100,000
Asset Based Loan [Member]
Accounting Policies and General Information [Line Items]
Debt issuance costs		$ 2,422,000				$ 2,130,000						$ 2,422,000	$ 2,130,000
Customer Concentration Risk [Member] | Net sales [Member] | Top Five Customers [Member]
Accounting Policies and General Information [Line Items]
Concentration risk, percentage												15.00%	14.00%	15.00%